UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08231

Spirit of America Investment Fund, Inc.
(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006 Syosset, NY			11791-9006
(Address of principal executive offices)			(Zip code)

Mr. David Lerner SSH Securities, Inc. 477 Jericho Turnpike P.O. Box 9006 Syosset, NY 11791-9006
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(516) 390-5555

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SPIRIT OF AMERICA

LARGE CAP VALUE FUND

SPIRIT of AMERICA

ANNUAL 2006 REPORT

Message To Our Shareholders	1

Management Discussion	2

Summary of Portfolio Holdings	3

Illustration of Investments	4

Expense Analysis	5

Schedule of Investments	6-7

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12-14

Report of Independent Registered Public Accounting Firm	15

Management of the Company	16

MESSAGE TO OUR SHAREHOLDERS

December 2006

Dear Shareholder,

We are very pleased to send you a copy of the annual report for the Spirit of America Large Cap Value Fund.

Our investment philosophy typically seeks out investments in mid-to-large cap companies, frequently referred to as “blue chip” stocks.  We seek stocks of:

•                  Large, nationally recognized companies

•                  with a long history of growth in profits and dividends

•                  a reputation for quality management, products, and services, and

•                  with leadership positions in their industries

We believe that sound financial investing has nothing to do with speculation and our philosophy seeks to avoid the latest “trends” and focuses instead on the longer-term.

Any investment in securities is subject to risk and may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. An investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

We look forward to your continued investment in the Large Cap Value Fund.

Sincerely,

David Lerner	Ronald W. Weiss
President	Portfolio Manager

Prospective investors should consider the investment objectives, risks and charges and expenses of the fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The fund’s prospectus contains this and other information about the fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

1

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION

OCTOBER 31, 2006

The Spirit of America Large Cap Value Fund, SOAVX, had a sales load adjusted total return of 7.59% for the year ended 10/31/06, compared with the Fund’s benchmark, the S&P 500 Index, which returned 16.34% for the same period. The Fund’s return, unadjusted for sales load, was 13.52%.

The stock market rallied into the end of October as a number of positive fundamentals caused an increase in positive sentiment among investors. Some of these catalysts included: a decline in crude oil prices and an end to the Federal Reserve Board’s quarter-point pace of interest rate hikes. In addition, another quarter of positive earnings reports from the majority of companies within the S&P 500 aided in giving stocks their tailwind.

The tide has finally turned for the large cap sector of the market, as the rally was led by mega cap firms. For the past few years, the small and mid-cap sector returns have outperformed those of the largest companies, until most recently.

The greatest contributor to performance during the year was the financial sector, which the Fund currently has an overweighting. Many large financial services companies experienced better than expected earnings throughout the year, announced dividend increases and benefited from positive sentiment once the Fed stopped raising interest rates. We will continue to evaluate this sector to determine if these companies remain attractively valued and can provide favorable returns over the next year. In the meantime, we will continue to maintain our weighting in the sector.

The Fund continues to have an overweight in the healthcare sector due to the attractive valuations and favorable demographic trends, which are excellent for demand as the population ages. The sectors’ mixed returns for the year served as the biggest detractor from overall Fund returns; however, we have made changes to specific company weightings. These changes were made in order to diversify the Fund among various sub-sectors within the healthcare industry, such as biotech, managed care, pharmaceuticals and medical equipment. We have reduced our pharmaceutical holdings from six to three, added to a healthcare REIT, (which has had excellent performance), and added to our positions in both Schering-Plough and Johnson & Johnson.

As a whole, the Information & Technology sector of the S&P 500 returned 5.84%. Stock selection within the sector aided performance. Benefiting the portfolio was an overweight position in Hewlett Packard which returned over 39%, in addition to Nokia, up 20% and Accenture, up 26%. We added to our position in Microsoft during the year, which has rebounded nicely, and reduced our position in Motorola which has underperformed. We believe this sector has the potential to outperform over the next year, as earnings have improved and cash flows remain strong. The Fund maintains an equal weighting to the sector versus the S&P 500.

2

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

OCTOBER 31, 2006

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Consumer Discretionary	4.15%	$1,617,468
Consumer Staples	13.72%	5,343,492
Energy	5.07%	1,975,348
Financials	23.09%	8,995,878
Health Care	22.01%	8,574,959
Industrials	6.57%	2,559,830
Information Technology	18.63%	7,254,720
Materials	0.02%	6,318
Telecommunication Services	3.04%	1,184,000
Utilities	3.70%	1,440,626
Total Investments	100.00%	$38,952,639

See accompanying notes to financial statements.

3

SPIRIT OF AMERICA LARGE CAP VALUE FUND

ILLUSTRATION OF INVESTMENT

(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Large Cap Value Fund with the performance of the S&P 500 Index. The values and returns for the Spirit of America Large Cap Value Fund include reinvested dividends and the impact of the maximum sales charge of 5.25% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Past performance is not indicative of future results.

*                 Fund commenced operations August 1, 2002.

The S&P 500 Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

4

SPIRIT OF AMERICA LARGE CAP VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD (MAY 1, 2006 TO OCTOBER 31, 2006)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the portfolio. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

	Beginning			Expenses
	Account Value	Ending Account	Expense Ratio	Paid During
Spirit of America Large Cap Value Fund	05/01/06	Value 10/31/06	(1)	Period (2)

Actual Fund Return
Large Cap Value Fund	$1,000.00	$1,064.00	1.97%	$10.25

Hypothetical 5% Return
Large Cap Value Fund	$1,000.00	$1,015.27	1.97%	$10.01

This table illustrates your fund’s costs in two ways:

Actual Fund Return:  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or the redemption fees.

(1) Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2006

	Shares	Market Value
COMMON STOCKS - 84.33%

Consumer Discretionary - 3.50%
Coach, Inc.*	10,000	$396,400
Starwood Hotels & Resorts Worldwide, Inc.	3,500	209,090
Target Corp.	17,100	1,011,978
		1,617,468
Consumer Staples - 11.57%
Altria Group, Inc.	25,000	2,033,250
Colgate-Palmolive Co.	7,600	486,172
PepsiCo, Inc.	7,000	444,080
Procter & Gamble Co. (The)	16,147	1,023,558
Walgreen Co.	16,500	720,720
Wal-Mart Stores, Inc.	12,900	635,712
		5,343,492
Energy - 4.28%
ConocoPhillips	15,000	903,600
Noble Corp.	8,000	560,800
Schlumberger, Ltd.	8,100	510,948
		1,975,348
Financials - 19.48%
American Express Co.	25,800	1,491,498
Bank of America Corp.	45,007	2,424,527
Capital One Financial Corp.	12,000	951,960
First Industrial Realty Trust, Inc.	10,000	459,700
Host Hotels & Resorts, Inc.	2,142	49,395
JPMorgan Chase & Co.	37,664	1,786,780
Lexington Corporate Properties Trust	9,300	198,090
National Retail Properties, Inc.	10,000	224,700
Nationwide Health Properties, Inc.	10,000	287,400
optionsXpress Holdings, Inc.	2,000	62,160
Wells Fargo & Co.	29,200	1,059,668
		8,995,878
Health Care - 18.56%
Abbott Laboratories	20,000	950,200
Amgen, Inc.*	10,000	759,100
CIGNA Corp.	13,000	1,520,740
Johnson & Johnson	7,800	525,720
Medco Health Solutions, Inc.*	21,192	1,133,772
Pfizer, Inc.	17,000	453,050
Schering-Plough Corp.	32,000	708,480
UnitedHealth Group, Inc.	10,000	487,800
Wyeth	39,900	2,036,097
		8,574,959
Industrials - 5.54%
General Electric Co.	23,000	807,530
3M Co.	17,000	1,340,280
Tyco International, Ltd.	14,000	412,020
		2,559,830

See accompanying notes to financial statements.

6

	Shares	Market Value
Information Technology - 15.71%
Accenture Ltd., Class A	15,000	$493,650
EMC Corp.*	30,000	367,500
Hewlett-Packard Co.	40,000	1,549,600
International Business Machines Corp.	9,000	830,970
Microsoft Corp.	58,000	1,665,180
Motorola Inc.	37,000	853,220
Nokia Oyj, ADR	60,000	1,192,800
Texas Instruments, Inc.	10,000	301,800
		7,254,720
Materials - 0.01%
Tronox, Inc., Class B	483	6,318

Telecommunications Services - 2.56%
Verizon Communications, Inc.	32,000	1,184,000

Utilities - 3.12%
American Electric Power Co., Inc.	11,300	468,159
Consolidated Edison, Inc.	13,700	662,395
Duke Energy Corp.	9,800	310,072
		1,440,626

Total Investments - 84.33% (Cost $30,362,309)		38,952,639
Cash and Other Assets Net of Liabilities - 15.67%		7,236,570
NET ASSETS - 100.00%		$46,189,209

ADR - American Depository Receipt
* Non-income-producing security.
** Cost for Federal income tax purposes is $30,362,309, and net unrealized appreciation consists of:

Gross unrealized appreciation	$9,019,869
Gross unrealized depreciation	(429,539)
Net unrealized appreciation	$8,590,330

See accompanying notes to financial statements.

7

SPIRIT OF AMERICA LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2006

ASSETS
Investments in securities at value (cost $30,362,309) (Note 1)	$38,952,639
Cash	6,940,193
Receivables:
Capital stock sold	337,147
Dividends and interest	71,144
Prepaid assets	7,360
TOTAL ASSETS	46,308,483

LIABILITIES
Payables:
Capital stock redeemed	43,232
Advisory fees	24,682
Distribution expense (Note 3)	11,382
Other accrued expenses	39,978
TOTAL LIABILITIES	119,274

NET ASSETS
Net assets applicable to 3,245,070 outstanding $0.001 par value shares (500,000,000 authorized shares)	$46,189,209
Net asset value and redemption price per share ($46,189,209 ÷ 3,245,070 shares)	$14.23
Offering price per share ($14.23 ÷ 0.9475)	$15.02

SOURCE OF NET ASSETS
At October 31, 2006, net assets consisted of:
Paid-in capital	$35,762,105
Accumulated net realized gain on investments	1,836,774
Net unrealized appreciation on investments	8,590,330
NET ASSETS	$46,189,209

See accompanying notes to financial statements.

8

SPIRIT OF AMERICA LARGE CAP VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $5,729)	$794,877
Interest	116,491
TOTAL INVESTMENT INCOME	911,368

EXPENSES
Investment advisory fees (Note 3)	396,269
Distribution fees (Note 3)	122,557
Transfer Agent fees	117,000
Administration fees	60,753
Accounting fees	46,986
Printing expense	33,250
Insurance expense	15,242
Auditing fees	13,500
Registration fees	10,500
Custodian fees	10,500
Legal fees	6,949
Directors’ fees	4,964
Chief Compliance Officer salary	3,850
Other expenses	2,666
TOTAL EXPENSES	844,986
Expenses waived and reimbursed by Advisor (Note 3)	(40,192)
NET EXPENSES	804,794
NET INVESTMENT INCOME	106,574

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,853,845
Net change in unrealized appreciation of investments	3,264,555
Net realized and unrealized gain on investments	5,118,400

Net increase in net assets resulting from operations	$5,224,974

See accompanying notes to financial statements.

9

SPIRIT OF AMERICA LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2006	October 31, 2005

OPERATIONS
Net investment income	$106,574	$283,143
Net realized gain from security transactions	1,853,845	429,451
Net change in unrealized appreciation of investments	3,264,555	2,558,957
Net increase in net assets	5,224,974	3,271,551

DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(106,574)	(283,143)
Distributions from realized gains	(386,302)	(84,596)
Total distributions to shareholders	(492,876)	(367,739)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	11,344,469	10,179,621
Shares issued as reinvestment of distributions	468,423	346,025
Shares redeemed	(10,703,075)	(8,908,650)
Increase in net assets derived from capital share transactions (a)	1,109,817	1,616,996
Total increase in net assets	5,841,915	4,520,808

NET ASSETS
Beginning of year	40,347,294	35,826,486
End of year	$46,189,209	$40,347,294

(a) Transactions in capital stock were:
Shares sold	842,925	812,597
Shares issued as reinvestment of dividends	35,788	27,410
Shares redeemed	(813,612)	(712,615)
Increase in shares outstanding	65,101	127,392

See accompanying notes to financial statements.

10

SPIRIT OF AMERICA LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003	October 31, 2002*

Net Asset Value, Beginning of Period	$12.69	$11.74	$11.09	$9.63	$10.00

Income from Investment Operations:
Net investment income	0.04	0.09	0.04	0.07	0.01
Net realized and unrealized gain/(loss) on investments	1.67	0.98	0.68	1.51	(0.38)
Total from investment operations	1.71	1.07	0.72	1.58	(0.37)

Less Distributions:
Distributions from net investment income	(0.04)	(0.09)	(0.04)	(0.08)	—
Distributions from capital gains	(0.13)	(0.03)	(0.01)	—	—
Distributions from return of capital	—	—	(0.02)	(0.04)	—
Total distributions	(0.17)	(0.12)	(0.07)	(0.12)	—

Net Asset Value, End of Period	$14.23	$12.69	$11.74	$11.09	$9.63

Total Return(2)	13.52%	9.07%	6.48%	16.47%	(3.70	)%(1)

Ratios/Supplemental Data
Net assets, end of period (000)	$46,189	$40,347	$35,826	$17,279	$2,427
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.07%	1.96%	2.03%	2.65%	7.38	%(3)
After expense reimbursement or recapture	1.97%	1.97%	1.97%	1.97%	1.97	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recapture	0.16%	0.71%	0.35%	0.12%	(4.75	)%(3)
After expense reimbursement or recapture	0.26%	0.70%	0.41%	0.80%	0.66	%(3)
Portfolio turnover	14.37%	15.37%	—	—	21.59	%(1)

*	The Fund commenced investment operations on August 1, 2002.
(1)	Calculation is not annualized.
(2)	Calculation does not reflect sales load.
(3)	Calculation is annualized.

See accompanying notes to financial statements.

11

SPIRIT OF AMERICA LARGE CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2006

Note 1 - Significant Accounting Policies

Spirit of America Large Cap Value Fund (formerly Spirit of America Value Fund) (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The authorized capital stock of the Fund is 500 million (500,000,000) shares, par value of $0.001 per share. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the value segment of the market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this fiscal year.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital or long-term capital gain. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital or long-term capital gain.

F. New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No.48, “Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund or long-term capital gain, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal

12

years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Note 2 - Purchases and Sales of Securities

Investment transactions for the fiscal year ended October 31, 2006, excluding short-term investments, were as follows:

Proceeds
Purchases	From Sales
$ 5,483,622	$ 10,507,219

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (“Spirit Management”) has been retained to act as the Company’s manager and investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund’s average daily net assets. Investment advisory fees and other transactions with affiliates, for the fiscal year ended October 31, 2006, were as follows:

Investment Advisory Fee Rate	Voluntary Expense Limitation	Advisor Fees
0.97%	1.97%	$ 396,269

Any waiver or reimbursement by the Advisor is subject to recovery from the fund within the following three years, to the extent such recovery would not cause total expenses to exceed the current expense limitation. During the year added October 31, 2006, $60,198 of reimbursed expenses was deemed unrecoverable.

On October 31, 2006, the balance of
recapturable expenses was as follows:

Expires 2007	$19,534
Expires 2009	40,192
Total	$59,726

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan).  The Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”) a monthly fee from the assets of the Fund for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts.

Distribution Fee Rate	Distribution Fees
0.30%	$122,557

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the fiscal year ended October 31, 2006, sales charges received by the Distributor were as follows:

Sales Charges Received by SSH

$ 567,902

Certain officers and directors of the Company are “affiliated persons” of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors’ fees paid to affiliated directors of the Company. For the year ended October 31, 2006, the Value Fund was allocated $3,850 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received no brokerage commissions for the fiscal year ended October 31, 2006.

13

Note 4 – Federal Income Taxes

The tax character of distributions paid for the fiscal years ended October 31, 2006 & 2005 were as follows:

2006 Taxable Distributions

Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distribution	Return of Capital	Total Distributions
$ 106,574	$ 386,302	$ 492,876	$ —	$ 492,876

2005 Taxable Distributions

Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distribution	Return of Capital	Total Distributions
$ 298,343	$ 69,396	$ 367,739	$ —	$ 367,739

Differences in distributions classification may result from the treatment of short-term capital gains as ordinary income for tax purposes.

As of October 31, 2006, the components of distributable earnings for the Fund on a tax basis were as follows:

Accumulated net realized gain on investments	$1,836,774
Unrealized appreciation	8,590,330
Total Distributable Earnings	$10,427,104

Note 5 – Reclassifications

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2006, permanent differences in book and tax accounting have been reclassified to paid-in-capital, undistributed net investment income and accumulated realized gain as follows:

Increase net realized gains	$ 24,376
Decrease paid-in-capital	(24,376)

The reclassifications are primarily attributable to reclassification of prior year REIT adjustments.

Unaudited

Qualified Dividend Income

For the fiscal year ended October 31, 2006, 100% of the dividends paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction

For the fiscal year ended October 31, 2006, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations.

Long-Term Capital Gain Dividends

The Fund designates $386,302 as long-term capital gains dividends pursuant to section 852(b)(3) of the Internal Revenue

Code for the fiscal year ended October 31, 2006.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Spirit of America Investment Fund, Inc.

Syosset, New York

We have audited the accompanying statement of assets and liabilities of Spirit of America Large Cap Value Fund, (formerly Spirit of America Value Fund), a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engagedto perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Large Cap Value Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 5, 2006

15

SPIRIT OF AMERICA LARGE CAP VALUE  FUND

MANAGEMENT OF THE COMPANY

(UNAUDITED)

Information pertaining to the Directors and Officers of the Company is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

Name, Address and (Age) Position(s) with the Company	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

INTERESTED DIRECTORS*

David Lerner(2) (70) 477 Jericho Turnpike Syosset, New York 11791 Chairman of the Board, President	Since 1998	President and founder, David Lerner Associates, Inc., a registered broker-dealer; President, Spirit of America Management Corp., the Company’s investment advisor; and Chief Executive Officer and President of SSH Securities, Inc., the Company’s Distributor.	2

Director of Spirit of America Management Corp., the Company’s investment advisor; Director of SSH Securities, Inc., the Company’s Distributor; Director of David Lerner Associates, Inc., a registered broker-dealer.

Daniel Lerner(2) (45) 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	Senior Vice President, Investment Counselor with David Lerner Associates, Inc., a registered broker-dealer, since September 2000. Previously: Broker with Prudential Securities from February 2000 to July 2000; Broker with Bear Stearns from January 1999 to May 1999; Vice President of SSH Securities, Inc., the Company’s Distributor and Senior Vice President.	2	Director of David Lerner Associates, Inc., a registered broker-dealer.

INDEPENDENT DIRECTORS

Allen Kaufman (70) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	President and Chief Executive Officer of K.G.K. Agency, Inc., a property and casualty insurance agency, since 1963. KGK Agency, Inc. had earned insurance brokerage commissions in excess of $60,000 during the two calendar years ending December 31, 2005, in connection with insurance coverage provided to the Funds, the Adviser, the Underwriter, and their affiliates. Mr. Kaufman is President, Chief Executive Officer and a director of KGK Agency, Inc.(3)	2	Director of K.G.K. Agency, Inc., a property and casualty insurance agency.

Stanley S. Thune (70) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	President and Chief Executive Officer, Freight Management Systems, Inc., a third party logistics management company, since 1994; private investor.	2	Director of Freight Management Systems, Inc.

Richard Weinberger (70) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 2005	Of Counsel to Ballon Stoll Bader & Nadler, P.C., a mid-sized law firm, since January 2005; Shareholder, Ballon Stoll Bader & Nadler, P.C., January 2000 to December 2004.	2	None.

EXECUTIVE OFFICERS

David Lerner (see biography above) President

Alan P. Chodosh (52) 477 Jericho Turnpike Syosset, New York 11791 Treasurer	Since 2003	Senior Vice President and Chief Financial Officer of David Lerner Associates, Inc. since June 1997	N/A	N/A

Secretary	Since 2005

Daniel E. Chafetz (75) 477 Jericho Turnpike Syosset, New York 11791 Chief Compliance Officer	Since 2004	Chief Compliance Officer of David Lerner Associates, Inc. since March 1993; Chief Compliance Officer of SSH Securities, Inc. and Spirit of America Management Corp. since their inception, May 1997.	N/A	N/A

(1)	Each Director serves for an indefinite term, until his successor is elected.
(2)

David Lerner is an “interested” Director, as defined in the 1940 Act, by reason of his position with the Advisor and Daniel Lerner is an “interested” Director by reason of his position with the Distributor. Daniel Lerner is the son of David Lerner.

(3)

KGK Agency, Inc. has earned insurance brokerage commissions in excess of $60,000 during the two calendar years ending December 31, 2005, in connection with insurance coverage provided to the Funds, the Advisor, the Underwriter, and their affiliates. Mr. Kaufman is President, Chief Executive Officer and a director of KGK Agency, Inc.

16

Proxy Voting Information

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2006, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov

Information on Form N-Q

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

©Copyright 2007 Spirit of America

Investment Advisor

Spirit of America Management Corp.

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

SSH Securities, Inc.

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th Floor

Philadelphia, PA 19153

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

For Additional Information about the Spirit of America Large Cap Value Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2007 Spirit of America	SOAV-AR06

Spirit of America

Real Estate Income & Growth Fund

SPIRIT of AMERICA

Annual 2006 Report

Message To Our Shareholders	1

Management Discussion	2

Summary of Portfolio Holdings	2

Illustration of Investments	3

Disclosure of Fund Expenses	4

Schedule of Investments	5-6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	10-11

Notes to Financial Statements	12-14

Report of Independent Registered Public Accounting Firm	15

Management of the Company	16

MESSAGE TO OUR SHAREHOLDERS

December 2006

Dear Shareholder,

We are pleased to present you with the annual report of the Spirit of America Real Estate Income & Growth Fund.

We believe that many REIT sectors should show continued increases in value over the next 12-24 months. Our predictions are based upon the belief that the office sector, in particular, will remain strong and that the demand for office space will increase as the U.S. economy expands.

In addition, REIT values have been trending higher because private buy-out firms are bidding up the price of REITs, as they value them higher than the public market price of REIT shares.

Wall Street analysts are continuing to project earnings growth in all REIT sectors for 2007 and 2008.

Although all real estate investments contain some risk, and REITs are subject to these risks, we believe that REITs are a prudent investment over the long term. Changes in interest rates may affect property values and economic, environmental, civil unrest or other factors may also impact REIT share prices. An investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

We are grateful for your support, and look forward to your future investment.

Sincerely,

David Lerner, President	Ronald W. Weiss, Portfolio Manager

Prospective investors should consider the investment objectives, risks and charges and expenses of the fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The fund’s prospectus contains this and other information about the fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

MANAGEMENT DISCUSSION

OCTOBER 31, 2006

Comparing the Real Estate Income & Growth Fund with our benchmark, the Morgan Stanley Real Estate Index (RMS), showed that during the fiscal year ended October 31,2006, the Class A shares returned 19.22% (sales load adjusted) and Class B shares returned 17.83% (CDSC fee adjusted) versus 37.77% for the RMS (Source: Bloomberg). The returns for the Class A and Class B shares, excluding sales load or CDSC fee, would have been 25.86% and 25.02%, respectively versus the RMS.(Source:PFPC Inc.)  During the quarter 8/01/06 to 10/31/06, the Class A shares returned 6.76% (sales load adjusted) and Class B shares returned 6.06% (CDSC fee adjusted) versus 12.91% for the RMS. The returns for the Class A and Class B shares, excluding sales load or CDSC fee, would have been 12.72% and 12.54%, respectively.

Although REIT prices are affected in the short term by increases in interest rates and fixed income yields, REIT properties continue to show higher occupancies and generate higher cash flow.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Apartments (REITS)	17.55%	$42,915,939

Diversified (REITS)	15.09%	36,900,596

Healthcare (REITS)	17.14%	41,915,345

Industrial (REITS)	4.62%	11,292,576

Net Lease (REITS)	6.20%	15,162,086

Office Space (REITS)	13.58%	33,218,548

Regional Malls (REITS)	11.54%	28,217,048

Shopping Centers (REITS)	12.48%	30,533,200

Storage (REITS)	1.80%	4,411,704

Total Investments	100.00%	$244,567,042

See accompanying notes to financial statements.

ILLUSTRATION OF INVESTMENT

(UNAUDITED)

Spirit of America Real Estate Income & Growth Fund – Class A

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Income & Growth Fund - Class A with the performance of the Morgan Stanley REIT Index. The values and returns for the Spirit of America Real Estate Income & Growth Fund - Class A include reinvested dividends, and the impact of the maximum sales charge of 5.25% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Income & Growth Fund — Class B with the performance of the Morgan Stanley REIT Index. The values and returns for the Spirit of America Real Estate Income & Growth Fund — Class B include reinvested dividends, and the impact of the contingent deferred sales charge at redemption. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Past performance is not indicative of future results.

*Fund commenced operations January 9, 1998 and effective March 6, 1998, the Fund began offering Class B Shares.

The Morgan Stanley REIT Index is an unmanaged index. and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD (MAY 1, 2006 TO OCTOBER 31, 2006)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the portfolio. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

	Beginning Account Value 05/01/06	Ending Account Value 10/31/06	Expense Ratio (1)	Expenses Paid During Period (2)
Spirit of America Real Estate Income & Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,165.40	1.75%	$9.55
Class B	$1,000.00	$1,161.10	2.45%	$13.35

Hypothetical 5% Return
Class A	$1,000.00	$1,016.38	1.75%	$8.89
Class B	$1,000.00	$1,012.85	2.45%	$12.43

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1) Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2006

	Shares	Market Value
COMMON STOCKS - 97.82%

Apartments (REITS) - 17.18%
Apartment Investment & Management Co., Class A	214,200	$12,277,944
Associated Estates Realty Corp.	422,500	6,950,125
BNP Residential Properties, Inc.	110,900	2,649,401
Mid-America Apartment Communities, Inc.	198,500	12,634,525
Post Properties, Inc.	127,300	6,235,154
United Dominion Realty Trust, Inc.	67,000	2,168,790
		42,915,939
Diversified (REITS) - 14.77%
Ashford Hospitality Trust, Inc.	129,000	1,661,520
Colonial Properties Trust	171,923	8,663,200
Crescent Real Estate Equities Co.	362,100	7,893,780
Equity Inns Inc.	73,000	1,224,940
FrontLine Capital Group +*	640	—
Hospitality Properties Trust	171,100	8,291,506
Lexington Corporate Properties Trust	395,900	8,432,670
Liberty Property Trust	14,500	698,900
PMC Commerical Trust	2,400	34,080
		36,900,596
Healthcare (REITS) - 16.78%
Health Care Property Investors, Inc.	247,800	7,780,920
Health Care REIT, Inc.	226,000	9,329,280
Healthcare Realty Trust, Inc.	198,700	8,047,350
National Health Investors, Inc.	104,200	3,348,988
National Health Realty, Inc.	53,600	1,104,160
Nationwide Health Properties, Inc.	382,400	10,990,176
OMEGA Healthcare Investors, Inc.	9,000	151,920
Senior Housing Properties Trust	50,700	1,162,551
		41,915,345
Industrial (REITS) - 4.52%
First Industrial Realty Trust, Inc.	245,651	11,292,576

Internet Content - 0.00%#
VelocityHSI, Inc.++ *	1,260	—

Net Lease (REITS) - 6.00%
National Retail Properties, Inc.	387,216	8,700,744
Realty Income Corp.	69,000	1,821,600
Trustreet Properties, Inc.	263,800	4,476,686
		14,999,030
Office Space (REITS) - 13.29%
Brandywine Realty Trust	16,000	533,760
Equity Office Properties Trust	68,200	2,898,500
Glenborough Realty Trust, Inc.	231,400	6,011,772
Highwoods Properties, Inc.	221,500	8,461,300
HRPT Properties Trust	829,100	9,866,290
Mack-Cali Realty Corp.	63,100	3,337,990
Reckson Associates Realty Corp.	47,800	2,108,936
		33,218,548

See accompanying notes to financial statements.

	Shares	Market Value
Regional Malls (REITS) - 11.29%
Glimcher Realty Trust	347,050	$8,940,008
Macerich Co. (The)	82,200	6,604,770
Mills Corp. (The)	81,700	1,492,659
Pennsylvania Real Estate Investment Trust	243,694	10,503,211
Simon Property Group, Inc.	6,000	582,600
Taubman Centers, Inc.	2,000	93,800
		28,217,048
Shopping Centers (REITS) - 12.22%
Developers Diversified Realty Corp.	154,104	9,384,934
Equity One, Inc.	139,500	3,504,240
Federal Realty Investment Trust	44,600	3,574,690
Malan Realty Investors, Inc. *	5,000	3,700
New Plan Excel Realty Trust	261,910	7,543,008
Ramco-Gershenson Properties Trust	198,800	6,522,628
		30,533,200
Storage (REITS) - 1.77%
Sovran Self Storage, Inc.	74,800	4,411,704

Total Common Stocks (Cost $141,854,897)		244,403,986

PREFERRED STOCKS - 0.06%
Net Lease (REITS) - 0.06%
National Retail Properties, Inc. 9% Series A	6,352	163,056

Total Preferred Stocks (Cost $152,677)		163,056

Total Investments - 97.88% (Cost $142,007,574)		244,567,042
Cash and Other Assets Net of Liabilities - 2.12%		5,292,835
NET ASSETS - 100.00%		$249,859,877

REITS - Real Estate Investment Trusts

+ Company filed for Chapter 11 bankruptcy on June 12, 2002.

++ Company filed for Chapter 11 bankruptcy on August 14, 2001.

* Non-income producing security.

# Amount represents less than 0.01% of total net assets.

** Cost for Federal income tax purposes is $142,007,574 and net unrealized appreciation consists of:

Gross unrealized appreciation	$102,684,787
Gross unrealized depreciation	(125,319)
Net unrealized appreciation	$102,559,468

See accompanying notes to financial statements.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2006

ASSETS
Investments in securities at value (cost $142,007,574) (Note 1)	$244,567,042
Cash	4,192,397
Receivables:
Capital stock sold	1,255,186
Dividends and interest	900,339
Prepaid assets	38,876
TOTAL ASSETS	250,953,840

LIABILITIES
Payables:
Capital stock redeemed	727,816
Advisory fees	200,697
Distribution expenses (Note 3)	69,220
Other accrued expenses	96,230
TOTAL LIABILITIES	1,093,963

NET ASSETS	$249,859,877

Class A Shares
Net assets applicable to 14,651,852 outstanding $0.001 par value shares (500,000,000 authorized shares)	$237,611,704
Net asset value and redemption price per Class A Share ($237,611,704 ÷ 14,651,852 shares)	$16.22
Offering price per share ($16.22 ÷ 0.9475)	$17.12

Class B Shares
Net assets applicable to 742,965 outstanding $0.001 par value shares (500,000,000 authorized shares)	$12,248,173
Net asset value and offering price per Class B Share ($12,248,173 ÷ 742,965 shares)	$16.49
Redemption price per share ($16.49 x 0.9475)	$15.62

SOURCE OF NET ASSETS
At October 31, 2006, net assets consisted of:
Paid-in capital	$142,362,066
Accumulated net realized gain on investments	4,938,343
Net unrealized appreciation on investments	102,559,468
NET ASSETS	$249,859,877

See accompanying notes to financial statements.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Dividends	$6,681,957
Interest	25,509
TOTAL INVESTMENT INCOME	6,707,466

EXPENSES
Investment advisory fees (Note 3)	2,083,536
Distribution fees - Class A (Note 3)	610,047
Transfer agent fees	420,000
Administration fees	182,399
Distribution fees - Class B (Note 3)	114,486
Accounting fees	93,280
Insurance expense	77,110
Printing expense	45,000
Legal fees	36,364
Custodian fees	36,300
Directors’ fees	25,352
Chief Compliance Officer salary	20,150
Auditing fees	15,600
Registration fees	15,036
Other expenses	8,550
TOTAL EXPENSES	3,783,210
NET INVESTMENT INCOME	2,924,256

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions and REITs	11,052,522
Net change in unrealized appreciation of investments	35,581,143
Net realized and unrealized gain on investments	46,633,665

Net increase in net assets resulting from operations	$49,557,921

See accompanying notes to financial statements.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2006	October 31, 2005

OPERATIONS
Net investment income	$2,924,256	$3,252,531
Net realized gain from security transactions and REITs	11,052,522	5,229,335
Net change in unrealized appreciation of investments	35,581,143	9,404,152
Net increase in net assets	49,557,921	17,886,018

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:
Class A	(3,166,795)	(3,128,824)
Class B	(103,283)	(123,707)
Total distributions from net investment income to shareholders	(3,270,078)	(3,252,531)
Distributions from realized gains:
Class A	(5,796,341)	(4,913,780)
Class B	(317,838)	(315,555)
Total distributions from realized gains to shareholders	(6,114,179)	(5,229,335)
Return of capital:
Class A	—	(1,090,633)
Class B	—	(69,170)
Total distributions from return of capital to shareholders	—	(1,159,803)
Total distributions to shareholders	(9,384,257)	(9,641,669)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold:
Class A	43,058,314	42,537,250
Class B	803,234	1,189,354
Shares issued as reinvestment of distributions:
Class A	7,036,297	7,045,854
Class B	334,553	403,591
Shares redeemed:
Class A	(43,366,629)	(42,701,246)
Class B	(2,527,678)	(3,067,261)
Increase in net assets derived from capital share transactions (a)	5,338,091	5,407,542
Total increase in net assets	45,511,755	13,651,891

NET ASSETS
Beginning of year	204,348,122	190,696,231
End of year	$249,859,877	$204,348,122

(a)Transactions in capital stock were:
Shares sold:
Class A	2,952,168	3,174,063
Class B	53,396	86,208
Shares issued as reinvestment of dividends:
Class A	491,563	524,479
Class B	23,061	29,571
Shares redeemed:
Class A	(3,105,141)	(3,194,930)
Class B	(180,627)	(229,089)
Increase in shares outstanding	234,420	390,302

See accompanying notes to financial statements.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A	Class A
	For the Year Ended	For the Year Ended
	October 31, 2006	October 31, 2005

Net Asset Value, Beginning of Year	$13.47	$12.90

Income from Investment Operations:
Net investment income	0.23	0.22
Net realized and unrealized gain on investments	3.16	1.00
Total from investment operations	3.39	1.22

Less Distributions:
Distributions from net investment income	(0.23)	(0.22)
Distributions from capital gains	(0.41)	(0.35)
Distributions in excess of ordinary income	—	—
Distributions from return of capital	—	(0.08)
Total distributions	(0.64)	(0.65)

Net Asset Value, End of Year	$16.22	$13.47

Total Return(1)	25.86%	9.59%

Ratios/Supplemental Data
Net assets, end of year (000)	$237,612	$192,751
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.71%	1.71%
After expense reimbursement or recapture	1.71%	1.71%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	1.40%	1.67%
After expense reimbursement or recapture	1.40%	1.67%
Portfolio turnover	3.10%	1.02%

(1) Calculation does not reflect sales load.

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class B	Class B
	For the Year Ended	For the Year Ended
	October 31, 2006	October 31, 2005

Net Asset Value, Beginning of Year	$13.69	$13.11

Income from Investment Operations:
Net investment income	0.13	0.15
Net realized and unrealized gain on investments	3.21	1.01
Total from investment operations	3.34	1.16

Less Distributions:
Distributions from net investment income	(0.13)	(0.15)
Distributions from capital gains	(0.41)	(0.35)
Distributions in excess of ordinary income	—	—
Distributions from return of capital	—	(0.08)
Total distributions	(0.54)	(0.58)

Net Asset Value, End of Year	$16.49	$13.69

Total Return(1)	25.02%	8.83%

Ratios/Supplemental Data
Net assets, end of year (000)	$12,248	$11,597
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.41%	2.41%
After expense reimbursement or recapture	2.41%	2.41%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	0.70%	0.97%
After expense reimbursement or recapture	0.70%	0.97%
Portfolio turnover	3.10%	1.02%

(1) Calculation does not reflect CDSC charges.

See accompanying notes to financial statements.

	Class A	Class A	Class A
	For the Year Ended	For the Year Ended	For the Year Ended
	October 31, 2004	October 31, 2003	October 31, 2002

Net Asset Value, Beginning of Year	$10.93	$8.96	$8.84

Income from Investment Operations:
Net investment income	0.20	0.30	0.40
Net realized and unrealized gain on investments	2.37	2.30	0.36
Total from investment operations	2.57	2.60	0.76

Less Distributions:
Distributions from net investment income	(0.20)	(0.30)	(0.40)
Distributions from capital gains	(0.27)	(0.09)	(0.12)
Distributions in excess of ordinary income	—	—	(0.01)
Distributions from return of capital	(0.13)	(0.24)	(0.11)
Total distributions	(0.60)	(0.63)	(0.64)

Net Asset Value, End of Year	$12.90	$10.93	$8.96

Total Return(1)	24.02%	30.07%	8.26%

Ratios/Supplemental Data
Net assets, end of year (000)	$178,104	$137,410	$85,915
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.77%	1.80%	1.93%
After expense reimbursement or recapture	1.83%	1.97%	1.97%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	1.75%	3.18%	4.04%
After expense reimbursement or recapture	1.69%	3.01%	4.00%
Portfolio turnover	4.17%	1.52%	1.25%

	Class B	Class B	Class B
	For the Year Ended	For the Year Ended	For the Year Ended
	October 31, 2004	October 31, 2003	October 31, 2002

Net Asset Value, Beginning of Year	$11.11	$9.11	$8.98

Income from Investment Operations:
Net investment income	0.12	0.26	0.35
Net realized and unrealized gain on investments	2.40	2.30	0.36
Total from investment operations	2.52	2.56	0.71

Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.34)
Distributions from capital gains	(0.27)	(0.09)	(0.12)
Distributions in excess of ordinary income	—	—	(0.01)
Distributions from return of capital	(0.13)	(0.21)	(0.11)
Total distributions	(0.52)	(0.56)	(0.58)

Net Asset Value, End of Year	$13.11	$11.11	$9.11

Total Return(1)	23.13%	28.43%	7.59%

Ratios/Supplemental Data
Net assets, end of year (000)	$12,592	$11,983	$9,583
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.47%	2.50%	2.63%
After expense reimbursement or recapture	2.53%	2.67%	2.67%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	1.05%	2.48%	3.34%
After expense reimbursement or recapture	0.99%	2.31%	3.30%
Portfolio turnover	4.17%	1.52%	1.25%

See accompanying notes to financial statements.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2006

Note 1 - Significant Accounting Policies

Spirit of America Real Estate Income & Growth Fund (formerly Spirit of America Real Estate Fund) (the “Fund”), a series of the Spirit of America Investment Fund, Inc.(the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940,  as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15,  1997. The Fund commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share.

The Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts (“REITs”) and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during the fiscal year.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes:  The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B shares are purchased at the net asset value per share.

E. Use of Estimates:  In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay dividends to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital or long-term capital gain. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital or long-term capital gain.

G. New Accounting Pronouncements:  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No.48, “Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No.109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No.157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Note 2 - Purchases and Sales of Securities

Investment transactions for the fiscal year ended October 31, 2006, excluding short-term investments, were as follows:

Proceeds
	Purchases	From Sales
Real Estate Income & Growth Fund	$ 20,330,421	$ 6,679,106

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (“Spirit Management”) has been retained to act as the Company’s manager and investment adviser pursuant to an Investment Advisory Agreement  (the “Advisory Agreement”). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund’s average daily net assets. Investment advisory fees and other transactions with affiliates, for the year ended October 31, 2006, were as follows:

	Voluntary Expense	Advisory
	Limitation	Fees
Real Estate Income & Growth Fund Class A	1.97%	$ 1,972,544
Real Estate Income & Growth Fund Class B	2.67%	110,992

The Fund has adopted distribution plans for Real Estate Income & Growth Fund Class A Shares and Real Estate Income & Growth Fund Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Real Estate Income & Growth Fund to pay SSH Securities, Inc. (the “Distributor”), a monthly fee from the assets of the respective class for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts.

	Distribution	Distribution
	Fee Rate	Fees
Real Estate Income & Growth Fund Class A	0.30%	$ 610,047
Real Estate Income & Growth Fund Class B	1.00%	114,486

Real Estate Income & Growth Fund Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. Certain redemptions of Real Estate Income & Growth Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge (“CDSC”), in accordance with the Fund’s current prospectus. For the fiscal year ended October 31, 2006, sales charges and CDSC fees received by the Distributor were as follows:

	Sales Charges Received by SSH	Contingent Deferred Sales Charges
Real Estate Income & Growth Fund Class A	$ 2,297,753	$ —
Real Estate Income & Growth Fund Class B	—	35,040

Certain officers and directors of the Company are “affiliated persons” of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors’ fees paid to affiliated directors of the Company. For the year ended October 31, 2006, the Real Estate Income & Growth Fund was allocated $20,150 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received no brokerage commissions for the year ended October 31, 2006.

Note 4 – Federal Income Taxes

The tax character of distributions paid for the fiscal years ended October 31, 2006 and 2005 were as follows:

2006 Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
Real Estate Income & Growth Fund Class A	$3,254,551	$5,708,585	$8,963,136	$—	$8,963,136
Real Estate Income & Growth Fund Class B	108,095	313,026	421,121	—	421,121
	$3,362,646	$6,021,611	$9,384,257	$—	$9,384,257

2005 Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
Real Estate Income & Growth Fund Class A	$3,128,824	$4,913,780	$8,042,604	$1,090,633	$9,133,237
Real Estate Income & Growth Fund Class B	123,707	315,555	439,262	69,170	508,432
	$3,252,531	$5,229,335	$8,481,866	$1,159,803	$9,641,669

Differences in distributions classification may result from the treatment of short-term capital gains as ordinary income for tax purposes.

As of October 31, 2006, the components of distribution earnings for the Fund on a tax basis were as follows:

Accumulated net realized gain on investments	$4,938,343
Unrealized appreciation	102,559,468
Total Distributable Earnings	$107,497,811

Note 5 – Reclassifications

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2006, permanent differences in book and tax accounting have been reclassified to paid-in-capital and undistributed net investment income as follows:

Increase net investment income	$345,822
Decrease paid-in-capital	(345,822)

The reclassifications are primarily attributable to reclassification of prior year REIT adjustments.

Unaudited

Qualified Dividend Income

For the fiscal year ended October 31, 2006, 23.86% of the dividends paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction

For the fiscal year ended October 31, 2006, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations.

Long-Term Capital Gains Dividend

The Fund designates $6,021,611 as long-term capital gains dividends pursuant to section 852(b)(3) of the Internal Revenue Code for the fiscal year ended October 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Spirit of America Investment Fund, Inc.
Syosset, New York

We have audited the accompanying statement of assets and liabilities of Spirit of America Real Estate Income & Growth Fund (formerly Spirit of America Real Estate Fund), a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Real Estate Income & Growth Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 5, 2006

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND

MANAGEMENT OF THE COMPANY

(UNAUDITED)

Information pertaining to the Directors and Officers of the Company is set forth below.  The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

	Term of Office(1)		Number of Portfolios
Name, Address and (Age)	and Length	Principal Occupation(s)	in Fund Complex	Other Directorships
Position(s) with the Company	of Time Served	During Past Five Years	Overseen by Director	Held by Director

INTERESTED DIRECTORS*

David Lerner(2) (70) 477 Jericho Turnpike Syosset, New York 11791 Chairman of the Board, President	Since 1998	President and founder, David Lerner Associates, Inc., a registered broker-dealer; President, Spirit of America Management Corp., the Company’s investment advisor; and Chief Executive Officer and President of SSH Securities, Inc., the Company’s Distributor.	2

Director of Spirit of America Management Corp., the Company’s investment advisor; Director of SSH Securities, Inc., the Company’s Distributor; Director of David Lerner Associates, Inc., a registered broker-dealer.

Daniel Lerner(2) (45) 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	Senior Vice President, Investment Counselor with David Lerner Associates, Inc., a registered broker-dealer, since September 2000. Previously: Broker with Prudential Securities from February 2000 to July 2000; Broker with Bear Stearns from January 1999 to May 1999; Vice President of SSH Securities, Inc., the Company’s Distributor and Senior Vice President.	2	Director of David Lerner Associates, Inc., a registered broker-dealer.

INDEPENDENT DIRECTORS

Allen Kaufman (70) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	President and Chief Executive Officer of K.G.K. Agency, Inc., a property and casualty insurance agency, since 1963. KGK Agency, Inc. had earned insurance brokerage commissions in excess of $60,000 during the two calendar years ending December 31, 2005, in connection with insurance coverage provided to the Funds, the Adviser, the Underwriter, and their affiliates. Mr. Kaufman is President, Chief Executive Officer and a director of KGK Agency, Inc.(3)	2	Director of K.G.K. Agency, Inc., a property and casualty insurance agency.

Stanley S. Thune (70) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	President and Chief Executive Officer, Freight Management Systems, Inc., a third party logistics management company, since 1994; private investor.	2	Director of Freight Management Systems, Inc.

Richard Weinberger (70) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 2005	Of Counsel to Ballon Stoll Bader & Nadler, P.C., a mid-sized law firm, since January 2005; Shareholder, Ballon Stoll Bader & Nadler, P.C., January 2000 to December 2004.	2	None.

EXECUTIVE OFFICERS

David Lerner (see biography above) President

Alan P. Chodosh (52) 477 Jericho Turnpike Syosset, New York 11791 Treasurer	Since 2003	Senior Vice President and Chief Financial Officer of David Lerner Associates, Inc. since June 1997	N/A	N/A

Secretary	Since 2005

Daniel E. Chafetz (75) 477 Jericho Turnpike Syosset, New York 11791 Chief Compliance Officer	Since 2004	Chief Compliance Officer of David Lerner Associates, Inc. since March 1993; Chief Compliance Officer of SSH Securities, Inc. and Spirit of America Management Corp. since their inception, May 1997.	N/A	N/A

(1)                                  Each Director serves for an indefinite term, until his successor is elected.

(2)                                  David Lerner is an “interested” Director, as defined in the 1940 Act, by reason of his position with the Advisor and Daniel Lerner is an “interested” Director by reason of his position with the Distributor. Daniel Lerner is the son of David Lerner.

(3)                                  KGK Agency, Inc. has earned insurance brokerage commissions in excess of $60,000 during the two calendar years ending December 31, 2005, in connection with insurance coverage provided to the Funds, the Advisor, the Underwriter, and their affiliates. Mr. Kaufman is President, Chief Executive Officer and a director of KGK Agency, Inc.

Proxy Voting Information

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income & Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2006, are  available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov

Information on Form N-Q

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

©Copyright 2007 Spirit of America

Investment Advisor

Spirit of America Management Corp.
P.O. Box 9006
Syosset, NY 11791-9006

Distributor

SSH Securities, Inc.
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian

PFPC Trust Company
8800 Tinicum Boulevard, 4th Floor
Philadelphia, PA 19153

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

For Additional Information about the Spirit of America Real Estate Income & Growth Fund, call (800) 452-4892 or (610) 382-7819.  This report is submitted for the general information of the shareholders of the Fund.  It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2007 Spirit of America	SOAR-AR06

Item 2. Code of Ethics.

(a)              The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)             Not applicable.

(c)              There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)             The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)              Not applicable.

(f)                The registrant’s code of ethics is incorporated by reference to Exhibit (a)(1) to the registrant’s form N-CSR filed with the Securities and Exchange Commission on January 7, 2005 (Accession No. 0001047469-05-000347).

Item 3. Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that it does not have an “audit committee financial expert” serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert”; as such term is defined by the Securities and Exchange Commission.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)              The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,200 for 2006 and $27,200 for 2005.

Audit-Related Fees

(b)             The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

Tax Fees

(c)              The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2006 and $0 for 2005.

All Other Fees

(d)             The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1)              Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company

Pre-Approval Requirements.  The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor.  The Committee may delegate to one or more of its members the authority to grant pre-approvals.  In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

De Minimis Exception to Pre-Approval:  Pre-approval for a permitted non-audit service shall not be required if:

a.                                       the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

b.                                      such services were not recognized by the Company at the time of the engagement to be non-audit services; and

c.                                     such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

  (e)(2)              The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)                The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)             The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

(h)             The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)       Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	1/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	1/5/07

By (Signature and Title)*	/s/ Alan Chodosh
Alan Chodosh, Principal Financial Officer
(principal financial officer)

Date	1/5/07

* Print the name and title of each signing officer under his or her signature.